INTEREST EXPENSES	12 Months Ended
Dec. 31, 2023
INTEREST EXPENSES [Abstract]
INTEREST EXPENSES
9.	INTEREST EXPENSES

Interest expenses consist of interest expense on the long-term debt and amortization of deferred financing costs related to the facilities described in Note 8.

All figures in USD ‘000	2023	2022	2021
Interest Expenses, net of capitalized interest	29,040	23,455	23,392
Amortization of Deferred Financing Costs	1,458	3,600	2,988
Total Interest Expenses	30,498	27,055	26,380

For the years ended December 31, 2023, 2022 and 2021, $nil, $0.8 million and $1.5 million of interest expenses were capitalized, respectively.